UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

Deutsche Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Semiannual Report

to Shareholders

Deutsche MLP & Energy Infrastructure Fund

Contents
4 Letter to Shareholders
5 Portfolio Management Team
5 Portfolio Summary
7 Investment Portfolio
10 Statement of Assets and Liabilities
12 Statement of Operations
14 Statement of Changes in Net Assets
15 Financial Highlights
19 Notes to Financial Statements
29 Information About Your Fund's Expenses
31 Advisory Agreement Board Considerations and Fee Evaluation
34 Account Management Resources
36 Privacy Statement

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in securities of master limited partnerships (MLPs) involve risks that differ from investments in common stock, including risks related to: limited control and limited rights to vote on matters affecting the MLP, potential conflicts of interest between the MLP and the MLP’s general partner, cash flows, dilution and the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. The fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector, including among others: substantial price volatility, fluctuations in commodity prices; reduced availability and consumer demand. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes (rather than a partnership), which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income which could reduce the amount of cash available for distribution, result in a reduction of the value of the fund’s investment, or lower income to the fund. The fund’s strategy of investing to a significant degree in MLPs results in the fund being taxed as a regular corporation and involves complicated accounting, tax and valuation issues — especially in the calculation of the fund’s share price. Unlike a traditional open-end mutual fund, the fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations, will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes. Refer to the prospectus for more details about tax risks. The securities markets are volatile and the market prices of the fund’s securities may decline. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Please read the prospectus for more information.

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, analysts expect the process to be gradual.

Meanwhile, the global picture, which had appeared to be brightening, is again in flux due to uncertainties regarding the Greek debt crisis and its potential ramifications. Overall, our strategic view remains generally positive. While we do not see Greece posing a major risk of contagion across the Eurozone, heightened volatility can be expected.

As always, we encourage you to visit us at deutschefunds.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder
President, Deutsche Funds

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

— Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset & Wealth Management. Investment industry experience began in 1996.

— BS, University of Southern California.

Manoj H. Patel, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset & Wealth Management in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.

— Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

— Investment experience began in 2002.

— BSc, Indiana University-Bloomington.

Francis Greywitt, Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset & Wealth Management in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.

— Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 1999.

— BBA, St. Bonaventure University; MBA, University of Chicago.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at May 31, 2015 (59.5% of Net Assets)
1. Enbridge Energy Partners LP A master limited partnership that transports and stores hydrocarbon energy	9.2%
2. Energy Transfer Partners LP Owns and operates a diversified portfolio of energy assets	8.2%
3. Boardwalk Pipeline Partners LP Transports, gathers and stores natural gas	6.8%
4. Columbia Pipeline Partners LP Owns, operates and develops a portfolio of pipelines, storage and related midstream assets	6.6%
5. Plains All American Pipeline LP Involved in interstate and intrastate crude oil pipeline transportation and crude oil terminalling storage activities	5.5%
6. TransCanada Corp. A company focused on natural gas transmission and power services	5.1%
7. Energy Transfer Equity LP A limited partnership involved in the natural gas midstream, transportation, and storage business, as well as a retail propane business	5.0%
8. Cheniere Energy Partners LP Develops, owns and operates, through its subsidiary, the Sabine Pass LNG receiving terminal currently under construction in western Cameron Parish, Louisiana	5.0%
9. Inter Pipeline Ltd. Operates as a major petroleum transportation, bulk liquid storage and natural gas liquids extraction company	4.1%
10. Keyera Corp. An independent natural gas and natural gas liquids midstream company that operates in western Canada	4.0%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 7. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 34 for contact information.

Investment Portfolio as of May 31, 2015 (Unaudited)
	Shares	Value ($)

Long Positions 106.8%
Master Limited Partnerships 63.7%
Crude Oil & Refined Products 6.0%
Buckeye Partners LP	800	61,864
Sunoco Logistics Partners LP	2,200	87,120
		148,984
Diversified Midstream 31.9%
Enbridge Energy Partners LP	6,100	226,249
Energy Transfer Equity LP	1,800	123,606
Energy Transfer Partners LP	3,600	202,428
Enterprise Products Partners LP	3,000	97,260
Plains All American Pipeline LP	2,900	136,155
		785,698
Fee-Based Gathering & Processing 3.6%
Crestwood Midstream Partners LP	6,600	88,572
Natural Gas Pipelines & Storage 22.2%
Boardwalk Pipeline Partners LP	10,500	168,210
Cheniere Energy Partners LP	3,700	122,803
Columbia Pipeline Partners LP	6,025	162,976
Spectra Energy Partners LP	1,800	91,800
		545,789
Total Master Limited Partnerships (Cost $1,548,468)		1,569,043

Common Stocks 28.5%
Crude Oil & Refined Products 4.1%
Inter Pipeline Ltd.	4,100	102,005
Diversified Midstream 14.6%
Enbridge Income Fund Holdings, Inc.	2,800	85,941
Pembina Pipeline Corp.	2,300	74,145
Spectra Energy Corp.	2,100	73,857
TransCanada Corp.	2,900	125,692
		359,635
Fee-Based Gathering & Processing 7.6%
AltaGas Ltd.	2,800	89,295
Keyera Corp.	3,000	98,786
		188,081
Natural Gas Pipelines & Storage 2.2%
Cheniere Energy, Inc.*	700	53,082
Total Common Stocks (Cost $728,623)		702,803

Cash Equivalents 14.6%
Central Cash Management Fund, 0.09% (a) (Cost $361,079)	361,079	361,079

	% of Net Assets	Value ($)

Total Long Positions (Cost $2,638,170)†	106.8	2,632,925
Other Assets and Liabilities, Net	(4.2)	(103,686)
Securities Sold Short	(2.6)	(64,685)
Net Assets	100.0	2,464,554

† The cost for federal income tax purposes was $2,638,170. At May 31, 2015, net unrealized depreciation for all securities based on tax cost was $5,245. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,169.
	Shares	Value ($)

Common Stocks Sold Short 2.6%
Commodity Gathering & Processing 0.7%
Targa Resources Corp.	200	18,390
Diversified Midstream 1.9%
Kinder Morgan, Inc.	500	20,745
Williams Companies, Inc.	500	25,550
		46,295
Total Common Stocks Sold Short (Proceeds $69,489)		64,685

* Non-income producing security.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Master Limited Partnerships (b)	$1,569,043	$—	$—	$1,569,043
Common Stocks (b)	702,803	—	—	702,803
Short-Term Investments	361,079	—	—	361,079
Total	$2,632,925	$—	$—	$2,632,925
Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks Sold Short, at value (b)	$64,685	$—	$—	$64,685
Total	$64,685	$—	$—	$64,685

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,277,091)	$2,271,846
Investment in Central Cash Management Fund (cost $361,079)	361,079
Total investments in securities, at value (cost $2,638,170)	2,632,925
Cash	9,980
Foreign currency, at value (cost $1,259)	1,214
Deposit with broker for securities sold short	81,530
Receivable for investments sold	128,423
Receivable for Fund shares sold	12,448
Dividends receivable	1,783
Interest receivable	16
Other assets	4,013
Total assets	2,872,332
Liabilities
Payable for investments purchased	285,347
Payable for securities sold short, at value (proceeds of $69,489)	64,685
Accrued Trustees' fee	696
Other accrued expenses and payables	57,050
Total liabilities	407,778
Net assets, at value	$2,464,554
Net Assets Consist of
Net investment loss	(8,489)
Net unrealized appreciation (depreciation) on: Investments	(5,245)
Securities sold short	4,804
Foreign currency	(60)
Accumulated net realized gain (loss)	7,578
Paid-in capital	2,465,966
Net assets, at value	$2,464,554

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($127,604 ÷ 12,765 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$10.00
Maximum offering price per share (100 ÷ 94.25 of $10.00)	$10.61
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($68,466 ÷ 6,867 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$9.97
Class S Net Asset Value, offering and redemption price(a) per share ($191,483 ÷ 19,145 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$10.00
Institutional Class Net Asset Value, offering and redemption price(a) per share ($2,077,001 ÷ 207,639 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$10.00

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the period ended May 31, 2015 (Unaudited)*
Investment Income
Income: Distributions from master limited partnerships	$25,016
Less return of capital distributions	(25,016)
Dividends (net of foreign taxes withheld of $482)	3,471
Income distributions — Central Cash Management Fund	105
Total income	3,576
Expenses: Management fee	8,216
Administration fee	747
Services to shareholders	34
Distribution and service fees	239
Custodian fee	942
Audit and tax fees	113,100
Legal fees	4,633
Reports to shareholders	8,834
Registration fees	4,045
Trustees' fees and expenses	1,216
Dividend expense on securities sold short	1,301
Interest expense on securities sold short	53
Other	3,141
Total expenses before expense reductions	146,501
Expense reductions	(134,436)
Total expenses after expense reductions	12,065
Net investment income (loss)	(8,489)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	12,109
Securities sold short	(1,318)
Foreign currency	(3,213)
7,578
Change in net unrealized appreciation (depreciation) on: Investments	(5,245)
Securities sold short	4,804
Foreign currency	(60)
(501)
Net gain (loss)	7,077
Net increase (decrease) in net assets resulting from operations	$(1,412)

* For the period from February 3, 2015 (commencement of operations) to May 31, 2015.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended May 31, 2015 (Unaudited)*
Operations: Net investment income (loss)	$(8,489)
Operations: Net investment income (loss)	$(8,489)
Net realized gain (loss)	7,578
Change in net unrealized appreciation (depreciation)	(501)
Net increase (decrease) in net assets resulting from operations	(1,412)
Fund share transactions: Proceeds from shares sold	362,329
Cost of shares redeemed	(43,363)
Net increase (decrease) in net assets from Fund share transactions	318,966
Increase (decrease) in net assets	317,554
Net assets at beginning of period (initial capital)	2,147,000
Net assets at end of period (including net investment loss of $8,489)	$2,464,554

* For the period from February 3, 2015 (commencement of operations) to May 31, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Period Ended 5/31/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.06)
Net realized and unrealized gain (loss)	.06
Total from investment operations	(.00)
Net asset value, end of period	$10.00
Total Return (%)c,d	.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	128
Ratio of expenses before expense reductions (including dividend expense for securities sold short) (%)	19.84	*
Ratio of expenses after expense reductions (including dividend expense for securities sold short) (%)	1.83	*
Ratio of expenses after expense reductions (excluding dividend expense for securities sold short) (%)	1.65	*
Ratio of net investment income (loss) (%)	(1.96	)*
Portfolio turnover rate (%)	40	**
a For the period from February 3, 2015 (commencement of operations) to May 31, 2015.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C	Period Ended 5/31/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.09)
Net realized and unrealized gain (loss)	.06
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total Return (%)c,d	(.30	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	68
Ratio of expenses before expense reductions (including dividend expense for securities sold short) (%)	20.60	*
Ratio of expenses after expense reductions (including dividend expense for securities sold short) (%)	2.58	*
Ratio of expenses after expense reductions (excluding dividend expense for securities sold short) (%)	2.40	*
Ratio of net investment income (loss) (%)	(2.68	)*
Portfolio turnover rate (%)	40	**
a For the period from February 3, 2015 (commencement of operations) to May 31, 2015.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S	Period Ended 5/31/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.06)
Net realized and unrealized gain (loss)	.06
Total from investment operations	(.00)
Net asset value, end of period	$10.00
Total Return (%)c	.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	191
Ratio of expenses before expense reductions (including dividend expense for securities sold short) (%)	19.59	*
Ratio of expenses after expense reductions (including dividend expense for securities sold short) (%)	1.59	*
Ratio of expenses after expense reductions (excluding dividend expense for securities sold short) (%)	1.41	*
Ratio of net investment income (loss) (%)	(1.81	)*
Portfolio turnover rate (%)	40	**
a For the period from February 3, 2015 (commencement of operations) to May 31, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class	Period Ended 5/31/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.03)
Net realized and unrealized gain (loss)	.03
Total from investment operations	(.00)
Net asset value, end of period	$10.00
Total Return (%)c	.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (including dividend expense for securities sold short) (%)	19.58	*
Ratio of expenses after expense reductions (including dividend expense for securities sold short) (%)	1.58	*
Ratio of expenses after expense reductions (excluding dividend expense for securities sold short) (%)	1.40	*
Ratio of net investment income (loss) (%)	(1.02	)*
Portfolio turnover rate (%)	40	**
a For the period from February 3, 2015 (commencement of operations) to May 31, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche MLP & Energy Infrastructure Fund (the "Fund") is a non-diversified series of Deutsche Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Short Sales. When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Fund buys the same security in the market and returns it to the lender.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short. For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the borrowing fee on securities sold short and any income earned on the cash held as collateral for securities sold short. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero.

Federal Income Taxes. The Fund has not elected to qualify as a regulated investment company under Subchapter M of the of the Internal Revenue Code, as amended due to the concentration in Master Limited Partnerships, or MLP, securities. As a result, the Fund is treated as a regular corporation, or "C" corporation, for U.S. federal, state and local income tax purposes and will pay federal, state and local tax on its taxable income.

MLPs are entities that receive partnership taxation treatment under the Internal Revenue Code, as amended, and whose interests or "units" are traded on securities exchanges like shares of corporate stock. The Fund invests primarily in publicly traded MLP investments and securities issued by energy infrastructure companies that (i) operate or own, directly or indirectly, energy infrastructure related assets; or (ii) provide energy-related equipment or services. Due to their partnership structure, MLPs generally do not pay income taxes. To the extent that the Fund invests in the equity securities of an MLP taxed as a partnership, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund's allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund.

The Fund generally will accrue a deferred income tax liability for the future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also accrue a deferred tax asset which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. The Fund's tax expense or benefit, if any, is included in the Statement of Operations based on the component of income or gains/losses to which such expense or benefit is related. To the extent the Fund has a net deferred tax asset, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the net deferred tax asset, is required. These calculations are subject to numerous estimates and assumptions, including estimates of the amount and character of distributions expected to be received from MLP investments; assumptions regarding whether or not netting of certain assets and liabilities is permitted; assumptions and judgments regarding the likelihood of realizing deferred tax assets; and estimates of the appropriate tax rates.

The Fund has reviewed the activity for the current period ended May 31, 2015, and has determined that there is no provision for income tax required in the Fund's financial statements. Additionally, the Fund determined that no accrual for uncertain tax provisions is required. The Fund recognizes interest and penalties related to income taxes as a component of income tax expense.

Distributions. The Fund anticipates making distributions to its shareholders each fiscal quarter of substantially all of the Fund’s distributable cash flow. Distributable cash flow means the amount received as cash or pay-in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the Fund and other payments received on securities owned by the Fund less accrued operating expenses of the Fund and taxes on the Fund’s taxable income. The Fund is not required to make such distributions and, consequently, may not make a distribution or may make a distribution less than such amount for a given quarter. Although the Fund expects that a significant portion of its distributions will be treated as nontaxable returns of capital or taxable gains, no assurance can be given in this regard.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Distributions from MLPs are generally comprised of income and return of capital. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund's cost basis in the interests of the MLP is reduced. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the period from February 3, 2015 (commencement of operations) to May 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $3,133,681 and $843,580, respectively. Purchases to cover securities sold short and securities sold short aggregated $94,408 and $162,579, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

RREEF America L.L.C. ("RREEF"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 1.10%.

Effective February 3, 2015 (commencement of operations) through January 26, 2016, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest and dividend expenses on short sales) of each class as follows:
Class A	1.65%
Class C	2.40%
Class S	1.50%
Institutional Class	1.40%

For the period from February 3, 2015 (commencement of operations) to May 31, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$5,275
Class C	2,994
Class S	6,663
Institutional Class	119,504
$134,436

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, the Administration Fee was $747, of which $208 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2015
Class A	$4	$4
Class C	4	4
Class S	4	4
Institutional Class	4	4
	$16	$16

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2015
Class C	$124	$36

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2015	Annualized Rate
Class A	$73	$73	.25%
Class C	42	42	.25%
	$115	$115

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the period from February 3, 2015 (commencement of operations) to May 31, 2015.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, there was no CDSC for Class C. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from February 3, 2015 (commencement of operations) to May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $1,521, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Energy Infrastructure Concentration Risk. The Fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy infrastructure sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy infrastructure sector are subject to specific risks, including, among others: fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of terrorist attacks. Additionally, changes in domestic and foreign government regulations, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At May 31, 2015, DIMA held approximately 87% of the outstanding shares of the Fund.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Period Ended May 31, 2015*
	Shares	Dollars
Shares sold
Class A	8,339	$83,365
Class C	1,867	18,806
Class S	17,894	180,158
Institutional Class	7,939	80,000
		$362,329
Shares redeemed
Class A	(574)	$(5,778)
Class S	(3,749)	(37,585)
		$(43,363)
Net increase (decrease)
Class A	7,765	$77,587
Class C	1,867	18,806
Class S	14,145	142,573
Institutional Class	7,939	80,000
		$318,966
Initial capital
Class A	5,000	$50,000
Class C	5,000	50,000
Class S	5,000	50,000
Institutional Class	199,700	1,997,000
		$2,147,000

* For the period from February 3, 2015 (commencement of operations) to May 31, 2015.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 3, 2015 to May 31, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the period ended May 31, 2015 (Unaudited)
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 2/3/15	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,000.00	$997.00	$1,000.00	$1,000.00
Expenses Paid per $1,000**	$5.92	$8.33	$5.14	$5.11

* For the period from February 3, 2015 (commencement of operations) to May 31, 2015.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 118 (the number of days since February 3, 2015, the commencement of the class), then divided by 365.
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 12/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,015.81	$1,012.07	$1,017.00	$1,017.05
Expenses Paid per $1,000***	$9.20	$12.94	$8.00	$7.95

*** Expenses (hypothetical expenses if the Fund had been in existence from 12/1/14) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche MLP & Energy Infrastructure Fund†	1.83%	2.58%	1.59%	1.58%

† Includes interest and dividend expense on securities sold short of 0.18% for each class.

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the Deutsche MLP & Energy Infrastructure Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Agreement, the "Agreements") between DIMA and RREEF America LLC ("RREEF"), an affiliate of DIMA, in November 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In November 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with counsel to discuss the Agreements and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the "Fee Consultant") in the course of their review of the Agreements and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreements, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services to be provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also considered information provided on the proposed investment strategy and investment personnel of RREEF and RREEF’s experience managing MLP investments. The Board noted that DIMA would be responsible for the oversight and review of RREEF’s management of the Fund. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.65%, 2.40%, 1.50% and 1.40% of average net assets of Class A, Class C, Class S and Institutional Class shares, respectively, for a one-year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. With respect to the sub-advisory fees to be paid to RREEF, the Board noted that the fees are paid by DIMA out of its fee and not directly by the Fund. The Board reviewed the fees charged by RREEF to a foreign MLP fund and noted differences between U.S. and non-U.S. funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA and RREEF.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft dollar allocations, including that DIMA may allocate brokerage to pay for research services generated by parties other than the executing broker-dealers. The Board also noted the incidental public relations benefits to DIMA related to advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreements and concluded that the Agreements were in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DMPAX	DMPCX	DMPSX	DMPIX
CUSIP Number	25159L489	25159L471	25159L455	25159L463
Fund Number	1016	1316	2016	1416

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DMEIF-3
(R-038423-1 7/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche MLP & Energy Infrastructure Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015